PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 306,458	$ 49,370
Net additions	6,101	40,864
Effect of initial recognition under IFRS 16		280,493
Translation differences	0	(1,263)
Disposal/Derecognition	(3,254)	(18,901)
Indexation	(9,388)
Depreciation charge	(43,547)	(44,105)
Right-of-use assets, ending balance	256,370	306,458
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	355,928	55,288
Right-of-use assets, ending balance	349,003	355,928
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(49,470)	(5,918)
Right-of-use assets, ending balance	(92,633)	(49,470)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	216,857	0
Net additions	2,416	18,931
Effect of initial recognition under IFRS 16		226,936
Translation differences		(115)
Disposal/Derecognition	(1,666)	0
Indexation	(7,024)
Depreciation charge	(29,424)	(28,895)
Right-of-use assets, ending balance	181,159	216,857
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	245,752	0
Right-of-use assets, ending balance	239,211	245,752
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(28,895)	0
Right-of-use assets, ending balance	(58,052)	(28,895)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	89,601	49,370
Net additions	3,685	21,933
Effect of initial recognition under IFRS 16		52,469
Translation differences		(1,148)
Disposal/Derecognition	(1,588)	(18,094)
Indexation	(2,364)
Depreciation charge	(14,123)	(14,929)
Right-of-use assets, ending balance	75,211	89,601
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	110,176	55,288
Right-of-use assets, ending balance	109,792	110,176
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(20,575)	(5,918)
Right-of-use assets, ending balance	(34,581)	(20,575)
Vehicles, furniture and fixtures and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Net additions	0	0
Effect of initial recognition under IFRS 16		1,088
Translation differences		0
Disposal/Derecognition	0	(807)
Indexation	0
Depreciation charge	0	(281)
Right-of-use assets, ending balance	0	0
Vehicles, furniture and fixtures and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	0	0
Vehicles, furniture and fixtures and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	$ 0	$ 0